10. INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2020
Disclosure of income and social contribution taxes [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES
10.	INCOME AND SOCIAL CONTRIBUTION TAXES

a) Income tax and social contribution tax recoverable

The balances of income tax and social contribution tax refer to tax credits in the corporate income tax returns of previous years and to advance payments which will be offset against federal taxes eventually payable. Current tax assets and current tax liabilities related to income tax and social contribution tax are offset in the statement of financial position subject to criteria established in IAS 12.

	2020	2019
Income tax	698	608
Social contribution tax	247	241
	945	849

Current	598	621
Non-current	347	228

The balances of income tax and social contribution tax posted in non-current assets arise from advanced payments required by tax law and withholding taxes, which the expectation of offsetting is greater than 12 months.

b)	Income tax and social contribution tax payable

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Profit method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Profit method, in which payments are made quarterly.

	2020	2019
Current
Income tax	108	99
Social contribution tax	32	35
	140	134
c)	Deferred income tax and social contribution tax

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	2020	2019 (Restated)	01/01/2019 (Restated)
Deferred tax assets
Tax loss carryforwards	401	116	373
Provisions for contingencies	538	544	218
Impairment on investments	640	660	882
Fair value of derivative financial instruments (PUT SAAG)	182	164	143
Post-employment obligations	2,168	2,090	1,477
Estimated provision for doubtful receivables	256	283	279
Others	138	171	99
Total	4,323	4,028	3,471

Deferred tax liabilities
Funding cost	(11)	(16)	(25)
Deemed cost	(225)	(232)	(239)
Acquisition costs of equity interests	(486)	(503)	(501)
Borrowing costs capitalized	(169)	(166)	(168)
Adjustment to expectation of cash flow – Concession assets	(242)	(247)	(252)
Revenues arising from transmission contract asset	(768)	(624)	(627)
Adjustment to fair value: Swap/Gains	(1,002)	(575)	(277)
Others	(7)	(5)	(38)
Total	(2,910)	(2,368)	(2,127)
Total, net	1,413	1,660	1,344

Total assets	2,453	2,430	2,147
Total liabilities	(1,040)	(770)	(803)

The changes in deferred income tax and social contribution tax were as follows:

	2020	2019 (Restated)	01/01/2019 (Restated)
Balance at January 01	1,660	1,344	1,072
Effects allocated to net profit from continuing operations	(252)	(145)	(27)
Effect allocated to other comprehensive income	4	544	239
Effects allocated to net profit from discontinuing operations (note 32)	—	(85)	—
Effects allocated to Equity
First-time adoption of IFRS 9 – effects allocated to equity	—	—	51
Reversal of deemed cost	—	—	18
Transfer to assets held for sale	—	—	(3)
Variations in deferred tax assets and liabilities	—	—	(3)
Deferred taxes arising from business combination	—	—	(3)
Others	1	2	—
Balance at December 1	1,413	1,660	1,344

The estimated taxable profits forecast, on which the realization of deferred tax asset are based, are determined by the annual budget and the long-term budget, both reviewed periodically, and by the historical profit. However, the taxable profit may be either higher or lower than the evaluation used by the management when the amount of the deferred tax recognized was determined.

Based on the Company and its subsidiaries’ estimates, it is probable that future taxable profit will be available against which the unused tax losses and unused tax credits can be utilized. The Company estimated that the balance of deferred tax asset as of December 31, 2020 will be recovered, as follows:

Consolidated
2021	681
2022	708
2023	624
2024	563
2025	563
2026 to 2028	743
2029 to 2030	441
4,323
d)	Reconciliation of income tax and social contribution tax effective rate

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the Statement of income:

	2020	2019 (Restated)	2018 ((Restated)
Profit before income tax and social contribution tax	3,800	4,570	2,011
Income tax and social contribution tax – nominal expense (34%)	(1,292)	(1,554)	(683)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method	93	8	(61)
Interest on Equity	188	136	71
Non-deductible contributions and donations	(10)	(13)	(6)
Tax incentives	39	66	29
Effects from subsidiaries taxed based on gross revenues	97	89	89
Non-deductible penalties	(25)	(135)	(12)
Impairment of accounts receivable from related parties	(13)	(234)	—
Others	(13)	38	(37)
Income tax and social contribution tax – effective expense	(936)	(1,599)	(610)

Current tax	(684)	(1,454)	(583)
Deferred tax	(252)	(145)	(27)
	(936)	(1,599)	(610)
Effective rate	24.63%	35.00%	30.33%